AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 17.2%
Boot Barn Holdings, Inc.*	106,958	$6,664,553
Churchill Downs, Inc.[1]	29,664	6,746,187
Chuy's Holdings, Inc.*,1	102,065	4,523,521
Five Below, Inc.*	37,875	7,226,171
Grand Canyon Education, Inc.*	101,989	10,923,022
Helen of Troy, Ltd.*,1	23,142	4,875,094
Lithia Motors, Inc., Class A	41,683	16,260,122
Ollie's Bargain Outlet Holdings, Inc.*,1	57,698	5,019,726
Oxford Industries, Inc.	62,242	5,441,196
Patrick Industries, Inc.	121,560	10,332,600
Skyline Champion Corp.*	263,128	11,909,173
Texas Roadhouse, Inc.	142,312	13,653,413
Wolverine World Wide, Inc.	129,345	4,956,500

Total Consumer Discretionary		108,531,278
Consumer Staples - 3.6%
Central Garden & Pet Co.*,1	21,360	1,239,094
Central Garden & Pet Co., Class A*	188,857	9,799,790
Performance Food Group Co.*	200,207	11,533,925

Total Consumer Staples		22,572,809
Energy - 1.5%
Devon Energy Corp.	182,133	3,979,606
Magnolia Oil & Gas Corp., Class A*,1	486,742	5,587,798

Total Energy		9,567,404
Financials - 15.7%
Ameris Bancorp	205,409	10,786,027
AMERISAFE, Inc.	91,290	5,842,560
Cathay General Bancorp	201,080	8,200,042
Cohen & Steers, Inc.	99,354	6,490,797
Glacier Bancorp, Inc.	179,521	10,247,059
Horace Mann Educators Corp.	174,606	7,544,725
Houlihan Lokey, Inc.	98,677	6,563,007
Meridian Bancorp, Inc.	201,633	3,714,080
OceanFirst Financial Corp.	305,689	7,318,195
Pacific Premier Bancorp, Inc.	227,458	9,880,775
Seacoast Banking Corp. of Florida*	282,881	10,251,607
Stifel Financial Corp.	188,081	12,048,469

Total Financials		98,887,343
Health Care - 20.1%
AtriCure, Inc.*,1	140,974	9,236,617
Castle Biosciences, Inc.*	45,190	3,093,707
Covetrus, Inc.*,1	283,469	8,495,566
	Shares	Value

CryoLife, Inc.*	230,392	$5,202,251
CryoPort, Inc.*,1	107,738	5,603,453
Emergent BioSolutions, Inc.*	76,652	7,121,737
Globus Medical, Inc., Class A*	145,474	8,971,382
Halozyme Therapeutics, Inc.*	170,730	7,117,734
HealthEquity, Inc.*,1	104,715	7,120,620
ICU Medical, Inc.*	18,271	3,753,594
Integra LifeSciences Holdings Corp.*	116,056	8,018,309
LHC Group, Inc.*	31,645	6,050,841
Medpace Holdings, Inc.*	56,097	9,202,713
Phreesia, Inc.*	146,332	7,623,897
Progyny, Inc.*	144,830	6,446,383
Supernus Pharmaceuticals, Inc.*,1	241,941	6,334,015
Syneos Health, Inc.*,1	139,963	10,616,194
Veracyte, Inc.*	131,157	7,049,689

Total Health Care		127,058,702
Industrials - 13.9%
Alamo Group, Inc.	50,055	7,816,088
Allegiant Travel Co.	35,511	8,666,815
Heartland Express, Inc.[1]	244,022	4,777,951
Helios Technologies, Inc.	134,515	9,802,108
ICF International, Inc.	78,253	6,839,312
Primoris Services Corp.	241,703	8,007,620
RBC Bearings, Inc.*	46,845	9,217,691
Ritchie Bros. Auctioneers, Inc. (Canada)	139,050	8,141,377
The Shyft Group, Inc.	91,572	3,406,478
SiteOne Landscape Supply, Inc.*,1	30,059	5,132,274
UFP Industries, Inc.	152,978	11,601,852
US Ecology, Inc.*	106,746	4,444,903

Total Industrials		87,854,469
Information Technology - 13.4%
Brooks Automation, Inc.	120,424	9,832,620
Cerence, Inc.*,1	64,686	5,794,572
The Descartes Systems Group, Inc. (Canada)*	110,389	6,723,794
Endava PLC, ADR (United Kingdom)*	130,254	11,031,211
MACOM Technology Solutions Holdings, Inc.*	178,298	10,344,850
Novanta, Inc.*	64,215	8,469,316
Paylocity Holding Corp.*	45,407	8,165,541
Rapid7, Inc.*	102,246	7,628,574
Silicon Laboratories, Inc.*	57,026	8,044,658
Viavi Solutions, Inc.*	536,480	8,422,736

Total Information Technology		84,457,872

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 5.3%
Avient Corp.	256,580	$12,128,537
Balchem Corp.	56,286	7,058,827
Compass Minerals International, Inc.	62,461	3,917,554
Minerals Technologies, Inc.	88,553	6,669,812
Silgan Holdings, Inc.	92,462	3,886,178

Total Materials		33,660,908
Real Estate - 5.3%
Agree Realty Corp., REIT	85,652	5,765,236
National Health Investors, Inc., REIT	83,890	6,063,569
QTS Realty Trust, Inc., Class A, REIT [1]	114,942	7,131,002
Ryman Hospitality Properties, Inc., REIT	56,592	4,386,446
STAG Industrial, Inc., REIT	289,963	9,745,656

Total Real Estate		33,091,909
Utilities - 2.2%
IDACORP, Inc.	62,836	6,281,715
NorthWestern Corp.	118,039	7,696,143

Total Utilities		13,977,858

Total Common Stocks (Cost $394,138,674)		619,660,552

Principal Amount
Short-Term Investments - 0.4%
Joint Repurchase Agreements - 0.4%[2]
Bank of America Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $815,734 (collateralized by various U.S. Government Agency Obligations, 1.000% - 5.500%, 06/01/24 - 01/01/59, totaling $832,049)	$815,734	815,734
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/04/21 - 04/01/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,815,734

Total Short-Term Investments (Cost $2,815,734)		2,815,734
Total Investments - 98.6% (Cost $396,954,408)		622,476,286
Other Assets, less Liabilities - 1.4%		8,543,799
Net Assets - 100.0%		$631,020,085

*	Non-income producing security.
[1]	Some of these securities, amounting to $58,379,767 or 9.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$619,660,552	—	—	$619,660,552
Short-Term Investments
Joint Repurchase Agreements	—	$2,815,734	—	2,815,734
Total Investments in Securities	$619,660,552	$2,815,734	—	$622,476,286

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$58,379,767	$2,815,734	$57,207,482	$60,023,216
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/06/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.